Trade and other receivables, Provision for Impairment (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Provision for Impairment of Trade Receivables [Abstract]
Beginning balance	$ 17.9	$ 42.4
Loss allowance (releases) in the year		(4.8)
Loss allowance provided in the year	0.6
Receivables written off as uncollectable	(4.5)	(19.7)
Ending balance	14.0	$ 17.9
Increase decrease in contract assets due to change in invoicing year	$ 14.0